Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Maturities of Lease Liabilities [Abstract]
For the six months ending Dember 31, 2026
For the twelve months ending Dember 31, 2027	79
For the twelve months ending Dember 31, 2028	79
Total lease payments	158
Less: Imputed interest	(7)
Present value of lease liabilities	$ 151	$ 261